Mortgage Note Payable (Schedule Of Aggregate Future Principal Payments On Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Total	$ 269,891
Mortgages [Member]
Mortgage Loans on Real Estate [Line Items]
October 1, 2013 - December 31, 2013	47	74
2014	189	189
2015	13,767	13,767
2016	16,820	16,820
2017	169,768	164,968
Thereafter	69,300	69,300
Total	$ 269,891	$ 265,118